Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	¥ (35,344,620)	$ (5,546,342)	¥ (45,633,820)	¥ (87,299,053)
General and administrative	(443,275,523)	(69,559,599)	(285,905,509)	(286,059,239)
Interest and investment income, net	129,455,869	20,314,450	708,250,666	24,291,607
Foreign exchange loss, net	(51,356)	(8,060)	(107,144)	6,635,208
Income from the repurchase of convertible senior notes	12,046,522	1,890,362	622,109,001
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(221,798,009)	(34,804,948)	(370,038,652)	(3,419,825)
Net income before income taxes	846,409,045	132,820,049	1,220,798,253	3,890,521,771
Net income attributable to Qudian Inc.'s shareholders	589,074,078	92,438,577	958,818,661	3,264,287,925
Other comprehensive income/(loss)
Foreign currency translation adjustment	(7,577,408)	(1,189,061)	(38,454,600)	31,893,073
Total comprehensive income attributable to Qudian Inc.'s shareholders	581,496,670	91,249,516	920,364,061	3,296,180,998
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	(35,344,620)	(5,546,342)	(45,633,820)	(87,299,053)
General and administrative	(9,973,856)	(1,565,116)	(38,512,789)	(43,146,732)
Interest and investment income, net	(22,506,569)	(3,531,772)	(15,718,860)	(10,149,429)
Other non-interest income	4,979,926	781,459	19,633,391	20,498,736
Foreign exchange loss, net	352,492	55,314	2,073,798	9,946,070
Income from the repurchase of convertible senior notes	12,046,522	1,890,362	622,109,001
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	639,520,183	100,354,672	414,867,940	3,374,438,333
Net income before income taxes	589,074,078	92,438,577	958,818,661	3,264,287,925
Net income attributable to Qudian Inc.'s shareholders	589,074,078	92,438,577	958,818,661	3,264,287,925
Foreign currency translation adjustment	(7,577,408)	(1,189,061)	(38,454,600)	31,893,073
Total comprehensive income attributable to Qudian Inc.'s shareholders	¥ 581,496,670	$ 91,249,516	¥ 920,364,061	¥ 3,296,180,998